JUDICIAL DEPOSITS AND GARNISHMENTS (Tables)	12 Months Ended
Dec. 31, 2019
JUDICIAL DEPOSITS AND GARNISHMENTS
Schedule of judicial deposits and garnishments

	12.31.19	12.31.18
Judicial deposits
Tax	2,007,074	1,929,594
Labor	316,009	522,201
Civil	1,049,922	1,164,835
Regulatory	261,005	208,447
Total	3,634,010	3,825,077
Garnishments	36,875	84,937
Total	3,670,885	3,910,014

Current	277,468	313,007
Non-current	3,393,417	3,597,007

Schedule of composition of the balances of the tax judicial deposits

	12.31.19	12.31.18
Telecommunications Inspection Fund (FISTEL)	46,167	44,771
Corporate Income Tax (IRPJ) and Social Contribution Tax (CSLL)	575,426	551,937
Universal Telecommunication Services Fund (FUST)	518,372	503,246
Social Contribution Tax for Intervention in the Economic Order (CIDE)	286,270	278,685
State Value-Added Tax (ICMS)	269,483	239,220
Social Security, work accident insurance (SAT) and funds to third parties (INSS)	140,186	141,759
Withholding Income Tax (IRRF)	57,142	55,425
Contribution tax on gross revenue for Social Integration Program (PIS) and for Social Security Financing (COFINS)	34,983	39,672
Other taxes, charges and contributions	79,045	74,879
Total	2,007,074	1,929,594